Other Administrative Expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Independent audit of the financial statements of the companies included in the consolidation scope	R$ 29,987	R$ 27,100
Audit Related	588	300
Tax Services	105	215
Others	1,980	2,885
Total	R$ 32,660	R$ 30,500